Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
28,913	Vanguard S&P 500 ETF	$11,403,287	2.0

	Total Exchange-Traded Funds
	(Cost $11,576,648)	11,403,287	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
4,274,658	Voya Emerging Markets Index Portfolio - Class P2	58,349,083	10.1
11,184,755	Voya International Index Portfolio - Class P2	132,427,504	23.0
2,900,548	Voya Russell Mid Cap Index Portfolio - Class P2	40,143,589	7.0
1,956,774	Voya Russell Small Cap Index Portfolio - Class P2	34,360,950	6.0
1,640,093	Voya U.S. Bond Index Portfolio - Class P2	17,729,407	3.1
14,019,960	Voya U.S. Stock Index Portfolio - Class P2	280,959,997	48.8

	Total Mutual Funds
	(Cost $498,456,975)	563,970,530	98.0

	Total Investments in Securities (Cost $510,033,623)	$575,373,817	100.0
	Assets in Excess of Other Liabilities	214,075	0.0
	Net Assets	$575,587,892	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,403,287	$–	$–	$11,403,287
Mutual Funds	563,970,530	–	–	563,970,530
Total Investments, at fair value	$575,373,817	$–	$–	$575,373,817

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$50,715,063	$28,468,184	$(15,261,712)	$(5,572,452)	$58,349,083	$634,521	$3,774,907	$-
Voya International Index Portfolio - Class P2	104,299,310	27,430,334	(4,399,675)	5,097,535	132,427,504	2,552,066	623,547	-
Voya Russell Mid Cap Index Portfolio - Class P2	23,826,181	18,306,438	(1,892,914)	(96,116)	40,143,589	383,580	(66,947)	3,376,645
Voya Russell Small Cap Index Portfolio - Class P2	19,947,316	21,691,875	(6,602,007)	(676,234)	34,360,950	250,777	2,766,896	-
Voya U.S. Bond Index Portfolio - Class P2	19,453,539	4,994,931	(5,911,683)	(807,380)	17,729,407	356,438	(98,382)	193,210
Voya U.S. Stock Index Portfolio - Class P2	250,742,214	71,122,392	(40,976,516)	71,907	280,959,997	-	12,915,211	-
	$468,983,623	$172,014,154	$(75,044,507)	$(1,982,740)	$563,970,530	$4,177,382	$19,915,232	$3,569,855

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $513,129,343.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$63,153,205
Gross Unrealized Depreciation	(908,731)
Net Unrealized Appreciation	$62,244,474